Sales (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Schedule of trade receivables

(in millions of euros)	June 30, 2020	December 31, 2019
Net book value of trade receivables - in the opening balance	5,320	5,295
Business related variations	615	1
Changes in the scope of consolidation	—	50
Translation adjustment	(42)	28
Reclassifications and other items	6	(53)
Net book value of trade receivables - in the closing balance	5,899	5,320

Schedule of categories of trade receivables
Schedule of allowances on trade receivables

(in millions of euros)	June 30, 2020	December 31, 2019
Allowances on trade receivables - in the opening balance	(888)	(816)
Net addition with impact on income statement	(225)	(332)
Losses on trade receivables	141	271
Changes in the scope of consolidation	—	(1)
Translation adjustment	6	(5)
Reclassifications and other items	0	(5)
Allowances on trade receivables - in the closing balance	(966)	(888)